A. O. Smith Corporation Master Trust - Additional Information (Details) - EBP 018	12 Months Ended
Dec. 31, 2025 investment_vehicle
EBP, Master Trust [Line Items]
EBP, Number Of Investment Vehicles	26
Interest in PepsiCo Master Trust	100.00%